State Street SPDR SP Global Dividend ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.48%	9.10%	7.40%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.06%	10.75%	11.45%
State Street SPDR SP Global Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	26.78%	9.37%	7.65%
State Street SPDR SP Global Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.21%	8.02%	6.28%
State Street SPDR SP Global Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.48%	7.02%	5.70%